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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2009

ING Prime Rate Trust

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2009

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	13

Portfolio of Investments	23

Shareholder Meeting Information	52

Additional Information	53

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2009
Net Assets	$761,299,857
Total Assets	$1,064,170,636
Assets Invested in Senior Loans	$1,026,089,841
Senior Loans Represented	483
Average Amount Outstanding per Loan	$2,124,410
Industries Represented	36
Average Loan Amount per Industry	$28,502,496
Portfolio Turnover Rate (YTD)	17%
Weighted Average Days to Interest Rate Reset	33
Average Loan Final Maturity	51 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	24.62%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the second fiscal quarter and $0.15 during the six months ended August 31, 2009. Based on the average month-end net asset value ("NAV") per share of $4.89 for the second fiscal quarter and $4.43 for the six month period, this resulted in an annualized distribution rate(1) of 6.22% for the second fiscal quarter and 6.79% for the six month period. The Trust's total net return for the second fiscal quarter, based on NAV, was 14.91% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 11.83% for the same quarter. For the six months ended August 31, 2009, the Trust's total return, based on NAV, was 42.60%, versus 30.80% gross return for the Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the second fiscal quarter was 15.58% and for the six months ended August 31, 2009 was 38.64%.

The overall loan market carried a decidedly positive bias throughout the period, as key technical factors remained intact; namely, limited new loan origination activity, the accelerated prepayment of loans with proceeds from newly issued high yield bonds, and new investment flows into bank loan mutual funds. Year-to-date, the stock of existing institutional loans has declined approximately 7% to $555 billion, the largest peak-to-trough reduction on record. The lack of new loans to invest in continues to have an uplifting effect on loans already in the market.

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2009 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
CHS/Community Health Systems, Inc.	3.3%	4.6%
Cequel Communications, LLC	3.0%	4.2%
CSC Holdings, Inc.	1.8%	2.5%
Univision Communications, Inc.	1.6%	2.3%
HCA, Inc.	1.6%	2.2%
Metro-Goldwyn-Mayer, Inc.	1.5%	2.1%
Texas Competitive Electric Holdings Company, LLC	1.3%	1.8%
Lyondell Chemical Company	1.3%	1.8%
ARAMARK Corporation	1.3%	1.7%
PBL Media	1.2%	1.7%

A more sanguine fundamental outlook also provided a constructive backdrop for loan performance. Although the domestic economy continues to search for solid footing, credit conditions appear to be improving modestly. While the actual trailing default rate continues to creep up (9.68% at the end of August, a record high), the annualized default rate has slowed substantially, from a record pace of 19.5% in the first quarter to 7.7% between April and August.

Corporate earnings are also trending better than expected. Indeed, S&P recently reported that of 118 public issuers spread across the 23 industry sectors comprising the Index, the average sequential revenue increase during the second quarter was 5%, versus a 6.5% decline in the first quarter. The average sequential increase in earnings before interest, taxes and depreciation and amortization for the second quarter was 16.9%, the first positive reading since the second quarter of 2008. Of course, the risk of a double-dip recession, while lessening, has not been eliminated. And while cash flow improvement is unquestionably important, particularly to leveraged companies, loan investors are now looking for greater demand-driven revenue growth as an indication of sustainability.

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2009 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	12.6%	17.6%
North American Cable	8.7%	12.2%
Printing & Publishing	6.4%	9.0%
Retail Stores	6.4%	8.9%
Chemicals, Plastics & Rubber	5.3%	7.4%
Utilities	5.2%	7.2%
Data and Internet Services	5.0%	6.9%
Radio and TV Broadcasting	4.3%	6.0%
Leisure, Amusement, Entertainment	3.4%	4.8%
Gaming	3.0%	4.2%

PORTFOLIO REVIEW

The Trust's performance during the period was buoyed by a continuing strong technical undercurrent to the senior loan market. Because of the Trust's long-standing focus on higher quality, below investment grade senior loans, the Trust has not fully participated in the powerful rally among the lowest-rated, i.e., riskiest, component of the Index that commenced early in the year and continued through the end of August. Nonetheless, issuer selection was generally favorable and beneficial to returns. The Trust held positions in four of the five top contributors to the Index returns during the period, including market bellwethers First Data Corporation, Texas Competitive Electric Holdings Company LLC and Univision Communications, Inc. Less impactful in a rising market, but significant nonetheless, the Trust did not hold any of the top-five detractors from the Index. Sector allocation proved neutral. Broadcasting and retailing contributed to results as investors searched for value in these challenged industries. Healthcare and cable, although positive, underperformed on a relative basis. The technical underperformance of the healthcare sector was due largely to the ongoing market-wide push into riskier credits and industries, e.g., automotive and certain areas of real estate.

Non-performing assets within the portfolio remained within our expectations during a period in which the overall market default rate continued to rise. Since January 2008, the unofficial onset

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

of this default cycle, the Trust has experienced 20 defaults (performing and nonperforming) compared to 82 in the Index.

INDUSTRY ALLOCATION AS OF AUGUST 31, 2009 (AS A PERCENT OF NET ASSETS)
Healthcare, Education and Childcare	17.6%
North American Cable	12.2%
Printing & Publishing	9.0%
Retail Stores	8.9%
Chemicals, Plastics & Rubber	7.4%
Utilities	7.2%
Data and Internet Services	6.9%
Radio and TV Broadcasting	6.0%
Leisure, Amusement, Entertainment	4.8%
Gaming	4.2%
Diversified / Conglomerate Service	4.0%
Beverage, Food & Tobacco	3.9%
Foreign Cable, Foreign TV, Radio and Equipment	3.9%
Industries between 2.4% - 3.7%(1)	20.7%
Industries less than 2.4%(2)	19.2%
Other Assets and Liabilities - Net	(35.9)%
Net Assets	100.0%

(1)  Includes seven industries, which each represents 2.4% - 3.7% of net assets.

(2)  Includes sixteen industries, which each represents less than 2.4% of net assets.

Portfolio holdings are subject to change daily.

OUTLOOK

Heading into the last portion of 2009, the global loan market has reached an interesting juncture. Optimists continue to see strong value in an ultra-short duration credit instrument trading at a still substantial discount, particularly if one is more than moderately concerned about higher inflation and interest rates in the future. Recall that senior loans, by way of their floating rate mechanism, have historically provided participation in, and are an effective and efficient hedge against, rising short-term interest rates. Moreover, should the economy really turn the corner into sustainable growth, we believe the velocity of default rates should continue to diminish, furthering the case for the asset class.

Those less optimistic point to the unprecedented run in loan prices since the first of the year (which argues a less compelling valuation) and a fundamental outlook that still hinges on the path of the economic recovery. While we agree that the excess returns earned in the first half of this year are not likely to be repeated, we also believe both the technical backdrop and the fundamental outlook for the loan market are aligned to provide loan investors with relatively favorable risk adjusted return opportunities over the foreseeable investment horizon.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
October 9, 2009

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2009
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	(8.35)%	(3.64)%	0.78%	2.23%
Based on Market Value	(5.26)%	(5.54)%	(3.07)%	0.73%
S&P/LSTA Leveraged Loan Index	2.39%	1.62%	3.18%	4.09%
Credit-Suisse Leveraged Loan Index	(0.80)%	0.26%	2.58%	3.69%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES

	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2009	3.25%	5.34%	5.98%	7.33%	8.21%
May 31, 2009	3.25%	5.93%	6.68%	5.95%	6.70%
February 28, 2009	3.25%	8.22%	8.96%	8.82%	9.60%
November 30, 2008	4.00%	13.88%	15.41%	7.72%	11.79%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2009 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,203,913,466)	$1,034,488,284
Cash	5,425,199
Foreign currencies at value (Cost $5,272,313)	5,246,792
Receivables:
Investment securities sold	14,804,865
Interest	3,868,744
Other	27,157
Unrealized appreciation on forward foreign currency contracts	304,088
Prepaid expenses	5,507
Total assets	1,064,170,636
LIABILITIES:
Notes payable	37,000,000
Payable for investment securities purchased	36,463,404
Deferred arrangement fees on senior loans	341,437
Dividends payable — preferred shares	8,027
Payable to affilates	896,679
Payable to custodian	153,736
Accrued trustees fees	42,159
Unrealized depreciation on forward foreign currency contracts	1,107,094
Unrealized depreciation on unfunded commitments	1,207,959
Other accrued expenses	650,284
Total liabilities	77,870,779
Preferred shares, $25,000 stated value per share at liquidation value (9,000 shares outstanding)	225,000,000
NET ASSETS	$761,299,857
Net assets value per common share outstanding (net assets divided by 145,177,757 shares of beneficial interest authorized and outstanding, no par value)	$5.24
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,311,573,950
Undistributed net investment income	19,355,489
Accumulated net realized loss on investments and foreign currency related transactions	(398,077,294)
Net unrealized depreciation on investments, foreign currency related transactions, and unfunded commitments	(171,552,288)
NET ASSETS	$761,299,857

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$26,116,364
Arrangement fees earned	139,755
Other	822,834
Total investment income	27,078,953
EXPENSES:
Investment management fees	3,682,285
Administration fees	1,150,714
Transfer agent fees	40,024
Interest expense	722,541
Shareholder reporting expense	50,625
Custody and accounting expense	241,235
Professional fees	187,268
Preferred shares — dividend disbursing agent fees	577,234
ICI fees	403
Postage expense	229,630
Trustees fees	18,472
Excise tax expense	442,288
Miscellaneous expense	84,489
Total expenses	7,427,208
Reimbursement of expense by Investment Adviser	(442,288)
Net expenses	6,984,920
Net investment income	20,094,033
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND UNFUNDED COMMITMENTS:
Net realized loss on:
Investments	(44,843,554)
Forward foreign currency contracts	(8,076,270)
Foreign currency related transactions	(374,906)
Net realized loss on investments and foreign currency related transactions	(53,294,730)
Net change in unrealized appreciation or depreciation on:
Investments	264,069,387
Forward foreign currency contracts	(2,301,950)
Foreign currency related transactions	466,201
Unfunded commitments	1,260,976
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	263,494,614
Net realized and unrealized gain on investments, foreign currency related transactions, and unfunded commitments	210,199,884
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(347,802)
Increase in net assets resulting from operations	$229,946,115

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2009	Year Ended February 28, 2009
FROM OPERATIONS:
Net investment income	$20,094,033	$67,170,276
Net realized loss on investments, foreign currency related transactions and payments by affiliates	(53,294,730)	(96,185,309)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	263,494,614	(237,600,787)
Distributions to preferred shareholders from net investment income	(347,802)	(8,394,943)
Increase (decrease) in net assets resulting from operations	229,946,115	(275,010,763)
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(21,485,961)	(59,418,526)
Decrease in net assets from distributions to common shareholders	(21,485,961)	(59,418,526)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	—	279,285
Proceeds from shares sold	—	13,803
Net increase from capital share transactions	—	293,088
Net increase (decrease) in net assets	208,460,154	(334,136,201)
NET ASSETS:
Beginning of period	552,839,703	886,975,904
End of period (including undistributed net investment income of $19,355,489 and $21,095,219 respectively)	$761,299,857	$552,839,703

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the six months ended August 31, 2009 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$23,243,570
Dividend paid to preferred shareholder	(347,520)
Arrangement fee received	38,200
Other income received	1,314,481
Interest paid	(722,541)
Other operating expenses paid	(6,342,933)
Purchases of securities	(127,891,879)
Proceeds on sale of securities	179,347,314
Net cash provided by operating activities	68,638,692
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(21,485,961)
Net paydown of notes payable	(44,000,000)
Net cash flows used in financing activities	(65,485,961)
Net increase	3,152,731
Cash at beginning of period	2,272,468
Cash at end of period	$5,425,199
Reconciliation of Net Increase In Net Assets Resulting From Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$229,946,115
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(264,069,387)
Change in unrealized appreciation or depreciation on foreign currencies	22,601
Change in unrealized appreciation or depreciation on forward foreign currency contracts	2,301,950
Change in unrealized depreciation on unfunded commitments	(1,260,976)
Change in unrealized appreciation or depreciation on other assets and liablilities	(488,802)
Net accretion of discounts on investments	(5,252,242)
Net amortization of premiums on investments	81,645
Net realized loss on sale of investments and foreign currency related transactions	53,294,730
Purchases of securities	(127,891,879)
Proceeds on sale of securities	179,347,314
Decrease in other assets	2,845
Decrease in interest receivable	2,297,803
Decrease in prepaid expenses	108,809
Decrease in deferred arrangement fees on revolving credit facilities	(101,555)
Increase in dividends payable — preferred shares	282
Increase in payable to affiliates	203,153
Increase in accrued trustees fees	6,486
Increase in other accrued expenses	89,800
Total adjustments	(161,307,423)
Net cash provided by operating activities	$68,638,692

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
08-31-09	3.81	0.14	1.44	(0.00)*	—	1.58	(0.15)	(0.15)	5.24	4.68
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	(0.50)	6.73	6.46
02-28-02	8.09	0.74	(0.89)	(0.11)	—	(0.26)	(0.63)	(0.74)	7.20	6.77
02-28-01	8.95	0.88	(0.78)	(0.06)	(0.04)	—	(0.86)	(0.92)	8.09	8.12
02-29-00	9.24	0.79	(0.30)	—	—	0.49	(0.78)	(0.78)	8.95	8.25

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
08-31-09	42.60		38.64		2.02	2.24	2.10	6.05	761,300	17
02-28-09	(31.93	)(5)	(32.03	)(5)	1.95	3.01	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		2.20	4.36	4.36	10.35	886,976	60
02-28-07	8.85		13.84		2.21	4.62	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		2.33	4.27	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		2.29	3.18	3.17	6.04	1,082,748	93
02-29-04	15.72		28.77		2.11	2.40	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.19	2.68	2.68	7.33	922,383	48
02-28-02	(3.02)		(9.20)		2.25	3.64	3.64	9.79	985,982	53
02-28-01	0.19		9.10		1.81	4.45	4.45	10.39	1,107,432	46
02-29-00	5.67		(5.88)		1.43	4.00	4.00	8.77	1,217,339	71

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  There was no impact on total return due to payments by affiliates.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets including Preferred Shares(a)				Ratios to average net assets plus borrowings
	Expenses (before interest and other fees related to revolving credit facility)(b)	Expenses, prior to fee waivers and/or recoupments, if any(b)	Expenses, net of fee waivers and/or recoupments, if any(b)	Net investment income (loss)(b)	Expenses (before interest and other fees related to revolving credit facility)(b)	Expenses, prior to fee waivers and/or recoupments, if any(b)	Expenses, net of fee waivers and/or recoupments, if any(b)	Net investment income (loss)(b)
Year or period ended	(%)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
ING Prime Rate Trust
08-31-09	1.51	1.67	1.57	4.50	1.92	2.14	2.02	5.79
02-28-09	1.54	2.38	2.38	6.22	1.54	2.37	2.37	6.21
02-29-08	1.54	3.05	3.05	7.23	1.60	3.17	3.17	7.53
02-28-07	1.57	3.27	3.27	6.68	1.56	3.25	3.25	6.63
02-28-06	1.64	3.02	3.02	5.44	1.58	2.90	2.90	5.24
02-28-05	1.60	2.22	2.21	4.21	1.63	2.27	2.26	4.32
02-29-04	1.45	1.65	1.65	4.57	1.84	2.09	2.09	5.82
02-28-03	1.49	1.81	1.81	4.97	1.82	2.23	2.23	6.10
02-28-02	1.57	2.54	2.54	6.83	1.66	2.70	2.70	7.24
02-28-01	1.62	3.97	3.97	9.28	1.31	3.21	3.21	7.50
02-29-00	—	—	—	—	1.00	2.79	2.79	6.12

	Supplemental data
	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(c)	Borrowings at end of period	Asset coverage per $1,000 of debt(c)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
08-31-09	225,000	25,000	97,650	37,000	27,657	29,152	145,178
02-28-09	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	450,000	25,000	62,375	167,000	9,218	190,671	136,973
02-28-02	450,000	25,000	58,675	282,000	6,092	365,126	136,973
02-28-01	450,000	25,000	53,825	510,000	4,054	450,197	136,847
02-29-00	—	—	—	484,000	3,515	524,019	136,036

(a)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to Preferred Shareholders; ratios do not reflect and add-back for the borrowings.

(b)  Annualized for periods less than one year.

(c)  Asset coverage ratios, as presented in previous annual reports, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt is now presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares. Asset coverage, with respect to Preferred Shares, represents the total assets of the Trust, less all liabilities and indebtedness not represented by "senior securities" (i.e., the Trust's Preferred Shares and borrowings described above) in relation to the total amount of Preferred Shares and borrowings outstanding. Asset coverage, with respect to borrowings, represents the total assets of the Trust, less all liabilities and indebtedness not represented by senior securities (i.e. the Trust's Preferred Shares and borrowings described above) in relation to the total amount of only borrowings outstanding (i.e. the denominator of the borrowings ratio includes only borrowings; in contrast, the denominator of the Preferred Share ratio includes both borrowings and Preferred Shares).

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2009, 98.7% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of acquistion are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Trust and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), PNC Global Investment Servicing (U.S.) Inc. ("PNC"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2009, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $159,234,500 and $187,974,128, respectively. At August 31, 2009, the Trust held senior loans valued at $1,026,089,841 representing 99.2% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,793
Cedar Chemical (Liquidation Interest)	12/31/02	—
Decision One Corporation (1,545,989 Common Shares)	05/17/05	1,116,773
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	25
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value $348,435 was 0.00% of net assets at August 31, 2009)		$1,169,622

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank's core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep's Debt/Equity ratio.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2009, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$683,184	$213,495	$896,679

The ING Funds have adopted a retirement policy under which any Trustee, who as of May 9, 2007, had served for at least five (5) years as a Trustee of one or more ING Funds and who is not an "interested person" of such ING Funds (as such term is defined in the Investment Company Act of 1940, as amended) shall be entitled to a retirement payment ("Retirement Benefit") if such Trustee: (a) retires in accordance with the retirement policy; (b) dies; or (c) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Trustee or the Trustee's estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the Trust or ING Funds on whose Board the Trustee was serving at the time of his or her retirement. The retiring Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

NOTE 6 — COMMITMENTS

The Trust has entered into a $125 million 364-day revolving credit agreement which matures August 18, 2010, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2009, was $37 million. Weighted average interest rate on outstanding borrowings was 1.77%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 3.48% of total assets at August 31, 2009. Average borrowings for the six months ended August 31, 2009 were $29,152,174 and the average annualized interest rate was 1.22% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of August 31, 2009, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corporation	$577,500
Cengage Learning, Inc.	1,288,889
Coleto Creek Power	5,000,000
ION Media Networks, Inc.	199,246
Kerasotes Showplace Theatres, LLC	$825,000
Lyondell Chemical Co.	1,094,314
Mediacom Illinois, LLC	3,600,000
Sturm Foods, Inc.	500,000
$13,084,949

The unrealized depreciation on these commitments of $1,207,959 as of August 31, 2009 is reported as such on the Statement of Assets and Liabilities.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2009, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,368,668
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, for the first time in the history of its auction rate preferred shares program, the Trust has not received sufficient hold orders and purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result the amount sold, if any, by each selling shareholder is reduced pro rata or to zero. In addition, the dividend rates on each series of preferred shares, which are normally set weekly by means of a Dutch Auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the days of each weekly auction.

On June 9, 2008, the Trust announced the approval by the Board of a partial redemption of its outstanding Preferred Shares. The Trust redeemed approximately $225 million of the $450 million of its outstanding Preferred Shares as itemized below. The Preferred Shares were redeemed using proceeds available through the Trust's existing bank loan facility. Redemption costs and the on-going costs of obtaining leverage through a bank loan facility may reduce returns to Common Shares and may be higher than the costs of leverage obtained through the Preferred Shares. The Trust and the Board will continue to closely monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its Common and Preferred shareholders.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS (continued)

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series M	1,800	$45,000,000	07/15/08
Series T	1,800	$45,000,000	07/16/08
Series W	1,800	$45,000,000	07/17/08
Series Th	1,800	$45,000,000	07/18/08
Series F	1,800	$45,000,000	07/21/08
Totals	9,000	$225,000,000

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the six months ended August 31, 2009.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2009, the Trust held 1.1% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Six Months Ended August 31, 2009	Year Ended February 28, 2009
Number of Shares
Reinvestment of distributions from common shares	—	79,343
Proceeds from shares sold	—	3,921
Net increase in shares outstanding	—	83,264
Dollar Amount ($)
Reinvestment of distributions from common shares	$—	$279,285
Proceeds from shares sold	—	13,803
Net increase	$—	$293,088

NOTE 11 — FEDERAL INCOME TAXES

During the six months ended August 31, 2009, the Trust incurred a Federal excise tax expense in the amount of $442,288 which has been fully reimbursed by the Investment Adviser.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2009	Year Ended February 28, 2009
Ordinary Income	Ordinary Income
$21,833,763	$67,813,469

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2009 were:

Undistributed Ordinary Income	Unrealized Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$22,601,908	$(438,484,412)	$(76,149,326)	$(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			(41,585,301)	2017
			$(266,694,672)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of August 31, 2009, no provisions for income tax would be required in the Trust's financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162" ("SFAS No. 168"). SFAS No. 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification" or "ASC") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS No. 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS No. 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. As of August 31, 2009, management of the Trust has determined that adoption of SFAS No. 168 will not impact the financial statement amounts but will require revisions to current disclosures.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

Subsequent to August 31, 2009, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0320	8/31/09	9/10/09	9/22/09
$0.0320	9/30/09	10/13/09	10/22/09

Subsequent to August 31, 2009, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$11.86	09/04/09 — 10/19/09	09/14/09 — 10/26/09	09/15/09 — 10/27/09	0.19%
Series T	$11.68	09/01/09 — 10/13/09	09/08/09 — 10/20/09	09/09/09 — 10/21/09	0.18%
Series W	$13.87	09/02/09 — 10/14/09	09/09/09 — 10/21/09	09/10/09 — 10/22/09	0.22%
Series Th	$10.45	09/03/09 — 10/15/09	09/10/09 — 10/22/09	09/11/09 — 10/23/09	0.17%
Series F	$11.56	09/04/09 — 10/16/09	09/11/09 — 10/23/09	09/14/09 — 10/26/09	0.19%

The Trust has evaluated events occurring after the balance sheet date (subsequent events) through October 23, 2009, the date the financial statements were issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited)

Senior Loans*: 134.8%				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 2.2%
			Avio Group	NR	NR
	$553,772		Term Loan, 2.388%, maturing December 13, 2014			$470,430
EUR	705,000		Term Loan, 2.621%, maturing December 15, 2014			882,436
	$590,346		Term Loan, 3.013%, maturing December 13, 2015			501,499
EUR	705,000		Term Loan, 3.246%, maturing December 14, 2015			882,436
			Delta Airlines, Inc.	Ba2	BB-
	$1,470,000		Term Loan, 2.276%, maturing April 30, 2012			1,326,675
			Delta Airlines, Inc.	B2	B
	5,414,710		Term Loan, 3.526%, maturing April 30, 2014			4,182,864
			McKechnie Aerospace DE, Inc.	B1	B+
	958,987		Term Loan, 2.270%, maturing May 11, 2014			859,092
			Spirit Aerosystems, Inc.	Ba3	BBB-
	443,945		Term Loan, 2.255%, maturing September 30, 2013			431,736
			Transdigm, Inc.	Ba3	BB-
	3,500,000		Term Loan, 2.401%, maturing June 23, 2013			3,401,563
			United Airlines, Inc.	B3	B+
	4,075,347		Term Loan, 2.313%, maturing February 01, 2014			2,614,335
			Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750		Term Loan, 2.520%, maturing September 29, 2013			1,345,697
						16,898,763
Automobile: 2.6%
			Dollar Thrifty Automotive Group, Inc.	Caa3	CCC-
	474,375		Term Loan, 2.761%, maturing June 15, 2014			360,525
			Ford Motor Company	Caa1	CCC+
	9,595,818		Term Loan, 3.495%, maturing December 16, 2013			8,377,149
			KAR Holdings, Inc.	Ba3	B
	5,307,011	(5)	Term Loan, 2.520%, maturing October 18, 2013			5,004,071
			Oshkosh Truck Corporation	B2	BB-
	3,170,603		Term Loan, 6.626%, maturing December 06, 2013			3,168,127
			TRW Automotive, Inc.	B1	B+
	3,014,727		Term Loan, 6.313%, maturing February 09, 2014			3,013,974
						19,923,846

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

					Bank Loan Ratings† (Unaudited)		Market
Principal Amount				Borrower\Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: 3.9%
				ARAMARK Corporation	Ba3	BB
	$1,927,558			Term Loan, 2.473%, maturing January 26, 2014			$1,797,447
	1,089,534			Term Loan, 2.336%, maturing January 27, 2014			1,023,308
	11,180,905			Term Loan, 2.473%, maturing January 27, 2014			10,501,284
				Pinnacle Foods Holding Corporation	B2	B
	7,586,000			Term Loan, 3.031%, maturing April 02, 2014			7,039,178
				Sturm Foods, Inc.	B2	B-
	2,901,428			Term Loan, 3.063%, maturing January 31, 2014			2,665,687
				United Biscuits	NR	NR
GBP	2,976,692	(5)		Term Loan, 3.399%, maturing December 15, 2014			4,425,352
				Van Houtte, Inc.	Ba3	BB-
	$645,443			Term Loan, 3.095%, maturing July 19, 2014			613,171
	88,015			Term Loan, 3.095%, maturing July 19, 2014			83,614
				Wm. Wrigley Jr. Company	Baa3	BBB
	1,462,500			Term Loan, 6.500%, maturing September 30, 2014			1,483,022
							29,632,063
Buildings & Real Estate: 1.6%
				Capital Automotive, L.P.	Ba1	B
	4,218,142	(5)		Term Loan, 2.040%, maturing December 15, 2010			3,543,239
				Contech Construction Products, Inc.	B1	B
	1,651,129			Term Loan, 2.280%, maturing January 31, 2013			1,407,587
				Custom Building Products, Inc.	Ba2	BB-
	2,762,929			Term Loan, 8.000%, maturing October 29, 2011			2,690,402
				John Maneely Company	B3	B
	4,019,846			Term Loan, 3.624%, maturing December 09, 2013			3,195,777
				KCPC Acquisition, Inc.	Ba2	B-
	522,257			Term Loan, 2.562%, maturing May 22, 2014			391,693
	189,655			Term Loan, 2.630%, maturing May 22, 2014			142,241
				Tishman Speyer	NR	D
	2,500,000	(3	) (5)	Term Loan, 0.000%, maturing December 27, 2012			1,031,250
							12,402,189

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Cargo Transport: 1.2%
			Baker Tanks, Inc.	B1	B
	$1,955,000		Term Loan, 2.659%, maturing May 08, 2014			$1,667,859
			Dockwise Transport, N.V.	NR	NR
	1,028,331		Term Loan, 2.598%, maturing January 11, 2015			927,212
	821,861		Term Loan, 3.473%, maturing January 11, 2015			741,045
	1,028,331		Term Loan, 3.473%, maturing January 11, 2016			927,212
	821,861		Term Loan, 3.473%, maturing January 11, 2016			741,045
	560,000		Term Loan, 4.761%, maturing July 11, 2016			364,934
	500,000		Term Loan, 5.098%, maturing July 11, 2016			325,834
		(2)	Gainey Corporation	NR	NR
	749,586	(3)	Term Loan, 6.344%, maturing April 20, 2012			116,186
			Inmar, Inc.	B1	B
	510,971		Term Loan, 2.520%, maturing April 30, 2013			482,229
			TNT Logistics	B1	B-
	1,877,207		Term Loan, 3.261%, maturing November 04, 2013			1,495,509
	723,070		Term Loan, 3.598%, maturing November 04, 2013			565,200
		(2)	US Shipping Partners, L.P.	NR	NR
	1,787,463	(3)	Term Loan, 12.000%, maturing March 21, 2012			916,075
						9,270,340
Cellular: 0.1%
			NTELOS, Inc.	Ba3	BB
	1,000,000		Term Loan, 5.750%, maturing August 07, 2015			1,001,875
						1,001,875
Chemicals, Plastics & Rubber: 7.4%
			AZ Chem US, Inc.	B1	BB-
EUR	705,281		Term Loan, 3.153%, maturing February 26, 2013			929,782
			Borsodchem Nyrt.	NR	NR
EUR	822,816	(3)	Term Loan, 3.340%, maturing March 26, 2015			695,642
EUR	824,838	(3)	Term Loan, 3.842%, maturing March 26, 2016			697,352
			Brenntag Holding GmbH & Co. KG	B1	B+
	$3,542,098		Term Loan, 2.273%, maturing January 20, 2014			3,382,704
	1,151,397		Term Loan, 2.312%, maturing January 20, 2014			1,099,584

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Celanese	Ba2	BB+
$3,200,000		Term Loan, 2.806%, maturing April 02, 2014			$3,067,501
		Cristal Inorganic Chemicals, Inc.	B1	B
2,594,856		Term Loan, 2.848%, maturing May 15, 2014			1,933,168
		Hexion Specialty Chemicals, Inc.	B1	CCC+
1,152,000		Term Loan, 2.452%, maturing May 05, 2013			884,736
2,431,250		Term Loan, 2.750%, maturing May 06, 2013			1,867,200
980,000		Term Loan, 2.875%, maturing May 06, 2013			705,600
6,105,183		Term Loan, 2.875%, maturing May 06, 2013			4,688,780
1,324,869		Term Loan, 2.875%, maturing May 06, 2013			1,017,499
		Ineos US Finance, LLC	Caa1	B-
1,537,761		Term Loan, 9.001%, maturing December 17, 2012			1,247,509
2,714,710		Term Loan, 9.501%, maturing December 16, 2013			2,086,933
2,713,966		Term Loan, 10.001%, maturing December 16, 2014			2,086,361
		ISP Chemco, Inc.	Ba3	BB-
3,430,000		Term Loan, 2.063%, maturing June 04, 2014			3,248,210
		JohnsonDiversey, Inc.	Ba2	BB-
495,950		Term Loan, 2.483%, maturing December 16, 2010			486,651
2,522,944		Term Loan, 2.563%, maturing December 16, 2011			2,475,639
		Kraton Polymers, LLC	B1	B
1,984,615		Term Loan, 2.625%, maturing May 13, 2013			1,724,135
	(2)	Lyondell Chemical Company	Ba1	NR
2,189,639		Debtor in Possession Term Loan, 9.168%, maturing December 15, 2009			2,279,141
	(2)	Lyondell Chemical Company	Ba3	NR
5,279,732		Debtor in Possession Term Loan, 5.807%, maturing December 15, 2009			4,914,549
	(2)	Lyondell Chemical Company	NR	C
516,579		Term Loan, 3.768%, maturing December 20, 2013			247,958
833,935		Revolver, 3.768%, maturing December 22, 2014			408,628
222,383		Revolver, 3.768%, maturing December 22, 2014			106,744
1,588,881		Term Loan, 3.768%, maturing December 22, 2014			778,552

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	$638,439		Term Loan, 4.018%, maturing December 22, 2014			$306,451
	638,439		Term Loan, 4.018%, maturing December 22, 2014			306,451
	638,439		Term Loan, 4.018%, maturing December 22, 2014			306,451
	2,770,367		Term Loan, 7.000%, maturing December 22, 2014			1,357,480
	2,770,367		Term Loan, 7.000%, maturing December 22, 2014			1,357,480
	2,770,367		Term Loan, 7.000%, maturing December 22, 2014			1,357,480
			MacDermid, Inc.	B2	B+
EUR	1,726,430		Term Loan, 2.698%, maturing April 11, 2014			1,839,954
	$1,485,285		Term Loan, 2.261%, maturing April 12, 2014			1,250,116
		(2)	Northeast Biofuels, LLC	NR	NR
	115,095	(3)	Term Loan, 10.750%, maturing June 28, 2013			17,264
			Polypore, Inc.	Ba2	BB-
	3,266,666		Term Loan, 2.530%, maturing July 03, 2014			3,111,500
			Rockwood Specialties Group, Inc.	Ba2	BB-
	1,800,516		Term Loan, 6.000%, maturing May 15, 2014			1,819,272
						56,090,457
Containers, Packaging & Glass: 3.5%
			Berry Plastics Corporation	B1	B+
	4,834,097	(5)	Term Loan, 2.275%, maturing April 03, 2015			4,116,538
			Graham Packaging Company	B1	B+
	890,598		Term Loan, 2.563%, maturing October 07, 2011			870,560
	8,912,469		Term Loan, 6.750%, maturing April 05, 2014			8,931,568
			Graphic Packaging International, Inc.	Ba3	BB-
	3,790,864		Term Loan, 2.526%, maturing May 16, 2014			3,670,804
			Klockner Pentaplast	NR	NR
	2,917,598	(5)	Term Loan, 3.523%, maturing January 03, 2016			1,988,830
			Owens-Illinois	Baa3	BBB-
EUR	654,375		Term Loan, 2.020%, maturing June 14, 2013			900,179
			Pro Mach, Inc.	B1	B
	$2,328,807		Term Loan, 2.520%, maturing December 14, 2011			2,095,927

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
		(2)	Smurfit-Stone Container Corporation	NR	D
	$200,000	(5)	Revolver, maturing November 01, 2009			$191,500
	603,111	(5)	Revolver, maturing November 02, 2009			577,479
	121,035	(5)	Term Loan, maturing November 01, 2010			115,739
	259,619	(5)	Term Loan, maturing November 01, 2011			248,152
	137,741	(5)	Term Loan, maturing November 01, 2011			131,715
	78,494	(5)	Term Loan, maturing November 01, 2011			75,027
			Tegrant Holding Company	Caa3	CC
	500,000		Term Loan, 6.100%, maturing March 08, 2015			147,500
			Xerium Technologies, Inc.	Caa3	CC
	4,128,327		Term Loan, 6.098%, maturing May 18, 2012			2,827,904
						26,889,422
Data and Internet Services: 6.9%
			Activant Solutions, Inc.	B1	B+
	891,915		Term Loan, 2.330%, maturing May 02, 2013			820,562
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581	(5)	Term Loan, 2.540%, maturing July 01, 2013			1,610,532
EUR	1,268,581	(5)	Term Loan, 3.040%, maturing July 01, 2014			1,610,532
			Audatex	Ba3	BB-
	$1,074,208		Term Loan, 2.438%, maturing May 16, 2014			1,054,067
			Carlson Wagonlit Holdings, B.V.	B2	CCC+
	2,633,971		Term Loan, 4.241%, maturing August 03, 2012			1,839,389
			First Data Corporation	B1	B+
	5,032,960	(5)	Term Loan, 3.017%, maturing September 24, 2014			4,219,297
	2,671,579	(5)	Term Loan, 3.017%, maturing September 24, 2014			2,231,605
	3,625,898		Term Loan, 3.017%, maturing September 24, 2014			3,033,858
			L-1 Identity Solutions Operating Company	Ba3	BB+
	481,250		Term Loan, 7.250%, maturing August 05, 2013			483,656
			Mitchell International, Inc.	Caa1	CCC+
	250,000		Term Loan, 5.875%, maturing March 30, 2015			162,500
			Orbitz	B2	B+
	5,359,015		Term Loan, 3.454%, maturing July 25, 2014			4,479,241
			Reynolds & Reynolds Company	Ba2	BB
	7,190,587		Term Loan, 2.261%, maturing October 26, 2012			6,291,764

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
			Sabre, Inc.	B1	B
	$11,958,689		Term Loan, 2.654%, maturing September 30, 2014			$9,848,829
			Sitel, LLC	B3	B+
	2,261,385		Term Loan, 5.957%, maturing January 30, 2014			1,797,801
			Sungard Data Systems, Inc.	Ba3	BB
	250,374		Term Loan, 2.026%, maturing February 28, 2014			236,102
	1,486,263		Term Loan, 6.750%, maturing February 28, 2014			1,485,466
	6,774,366		Term Loan, 4.078%, maturing February 26, 2016			6,572,544
			Transaction Network Services, Inc.	B1	BB
	1,846,576		Term Loan, 9.500%, maturing March 28, 2014			1,862,144
	676,561		Term Loan, 9.500%, maturing March 28, 2014			680,789
			Travelport, Inc.	Ba2	B
	980,000		Term Loan, 2.761%, maturing August 23, 2013			884,695
	1,445,156		Term Loan, 2.883%, maturing August 23, 2013			1,307,144
	289,971		Term Loan, 3.098%, maturing August 23, 2013			262,279
						52,774,796
Diversified / Conglomerate Manufacturing: 3.6%
			BOC Edwards	B3	B
	3,185,000		Term Loan, 2.285%, maturing May 31, 2014			2,030,438
			Brand Services, Inc.	B1	B
	2,807,637		Term Loan, 2.606%, maturing February 07, 2014			2,547,930
	1,228,125		Term Loan, 3.679%, maturing February 07, 2014			1,142,156
			Brand Services, Inc.	Caa1	CCC+
	1,600,000		Term Loan, 6.363%, maturing February 07, 2015			1,148,000
			Dresser, Inc.	B2	B+
	5,852,885		Term Loan, 2.679%, maturing May 04, 2014			5,491,469
			EPD, Inc.	B3	NR
	430,937		Term Loan, 2.530%, maturing July 31, 2014			305,319
	3,008,906		Term Loan, 2.530%, maturing July 31, 2014			2,131,810
			Ferretti, S.P.A.	NR	NR
EUR	577,667	(3)	Term Loan, 3.794%, maturing January 31, 2015			234,258
EUR	577,667	(3)	Term Loan, 4.294%, maturing January 31, 2016			234,258

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
			Manitowoc Company, Inc.	B1	BB
	$3,994,987	(5)	Term Loan, 7.500%, maturing November 06, 2014			$3,643,429
			Mueller Group, Inc.	B1	BB-
	1,270,883		Term Loan, 6.019%, maturing May 24, 2014			1,207,339
			Rexnord Corporation / RBS Global, Inc.	B1	BB-
	956,226		Term Loan, 2.563%, maturing July 19, 2013			883,712
	1,000,000		Term Loan, 2.957%, maturing July 19, 2013			924,167
			Sensata Technologies	B3	B
	5,074,000	(5)	Term Loan, 2.246%, maturing April 26, 2013			4,181,823
			Sensus Metering Systems, Inc.	Ba2	NR
	1,382,609		Term Loan, 2.418%, maturing December 17, 2010			1,389,522
			Textron Fastening Systems	Caa1	CCC+
	486,250		Term Loan, 5.098%, maturing August 11, 2013			218,813
						27,714,443
Diversified / Conglomerate Service: 4.0%
			Affinion Group	Ba2	BB
	3,899,193		Term Loan, 2.285%, maturing October 17, 2012			3,734,433
			AlixPartners, LLP	B1	BB-
	2,578,769		Term Loan, 2.308%, maturing October 12, 2013			2,520,747
			Brickman Group	Ba3	BB-
	1,935,941		Term Loan, 2.339%, maturing January 23, 2014			1,810,105
			Brock Holdings, Inc.	Caa1	B
	2,769,793		Term Loan, 2.848%, maturing February 26, 2014			2,222,759
			Catalina Marketing Corporation	Ba3	BB-
	3,470,010		Term Loan, 3.276%, maturing October 01, 2014			3,285,665
			Coach America Holdings, Inc.	B2	B
	2,099,990		Term Loan, 3.020%, maturing April 18, 2014			1,886,491
	442,989		Term Loan, 3.347%, maturing April 20, 2014			397,952
			Intergraph Corporation	Ba3	BB-
	2,384,107		Term Loan, 2.372%, maturing May 29, 2014			2,302,153
			ISS Global A/S	NR	NR
EUR	1,754,386	(5)	Term Loan, 3.260%, maturing December 31, 2013			2,275,645
EUR	525,178	(5)	Term Loan, 3.260%, maturing December 31, 2013			681,218
EUR	201,086	(5)	Term Loan, 3.260%, maturing December 31, 2013			260,833
EUR	495,072	(5)	Term Loan, 3.260%, maturing December 31, 2013			642,167
EUR	101,096	(5)	Term Loan, 3.260%, maturing December 31, 2013			131,134

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
EUR	245,614	Term Loan, 3.260%, maturing December 31, 2013			$318,590
		Valleycrest Companies, LLC	B1	BB-
	$1,805,815	Term Loan, 2.330%, maturing March 12, 2014			1,516,885
		Vertafore, Inc.	B1	B
	1,035,352	Term Loan, 2.893%, maturing January 31, 2012			986,173
		West Corporation	B1	BB-
	5,329,348	Term Loan, 2.644%, maturing October 24, 2013			5,082,866
					30,055,816
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 1.4%
		Georgia Pacific Corporation	Ba2	BB+
	7,005,075	Term Loan, 2.609%, maturing December 20, 2012			6,802,425
	3,857,944	Term Loan, 3.806%, maturing December 20, 2014			3,850,687
					10,653,112
Ecological: 0.1%
		Synagro Technologies, Inc.	B2	CCC+
	882,000	Term Loan, 2.270%, maturing April 02, 2014			704,498
		Synagro Technologies, Inc.	Caa2	CCC-
	485,000	Term Loan, 5.020%, maturing October 02, 2014			305,550
					1,010,048
Electronics: 2.4%
		Aeroflex, Inc.	Ba3	BB-
	997,824	Term Loan, 3.741%, maturing August 15, 2014			910,517
		Brocade Communications Systems, Inc.	Ba2	BB+
	2,930,492	Term Loan, 7.000%, maturing October 07, 2013			2,941,482
		Decision One	NR	NR
	1,768,264	Term Loan, 15.000%, maturing November 29, 2013			1,768,264
		Freescale Semiconductor, Inc.	B2	B-
	4,996,096	Term Loan, 2.031%, maturing November 29, 2013			3,761,906
		Infor Global Solutions	B1	B+
	490,000	Term Loan, 3.020%, maturing July 28, 2012			416,908
EUR	731,250	Term Loan, 3.490%, maturing July 28, 2012			867,092
	$613,942	Term Loan, 4.020%, maturing July 28, 2012			518,781
	1,176,722	Term Loan, 4.020%, maturing July 28, 2012			994,330
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 6.792%, maturing March 02, 2014			394,957

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Electronics: (continued)
			Kronos, Inc.	Ba3	B+
	$3,188,040		Term Loan, 2.598%, maturing June 11, 2014			$2,974,839
			NXP, B.V.	C	CC
	1,000,000		Floating Rate Note, 3.881%, maturing October 15, 2013			620,000
			ON Semiconductor	Baa3	BB+
	1,955,000		Term Loan, 2.011%, maturing September 03, 2013			1,847,475
						18,016,551
Finance: 1.4%
			LPL Holdings, Inc.	Ba3	B+
	7,337,375		Term Loan, 2.175%, maturing June 28, 2013			6,817,646
			Nuveen Investments, Inc.	B3	B
	4,893,540		Term Loan, 3.386%, maturing November 13, 2014			4,000,469
						10,818,115
Foreign Cable, Foreign TV, Radio and Equipment: 3.9%
			Levana Holding 4 GmbH	NR	NR
EUR	728,399	(3)	Term Loan, 0.000%, maturing March 02, 2015			609,729
EUR	728,398	(3)	Term Loan, 0.000%, maturing March 02, 2016			609,729
			Numericable / YPSO France SAS	NR	NR
EUR	510,581		Term Loan, 2.990%, maturing June 16, 2014			573,115
EUR	833,053		Term Loan, 2.990%, maturing June 16, 2014			935,083
EUR	1,323,033		Term Loan, 2.990%, maturing June 16, 2014			1,485,074
EUR	463,250		Term Loan, 3.240%, maturing December 31, 2015			512,797
EUR	870,083		Term Loan, 3.240%, maturing December 31, 2015			963,142
			ProSiebenSat.1 Media AG	NR	NR
SEK	2,269,914		Term Loan, 2.155%, maturing July 02, 2014			253,134
EUR	64,583		Term Loan, 2.601%, maturing July 02, 2014			73,507
EUR	1,190,021		Term Loan, 2.601%, maturing July 02, 2014			1,354,448
EUR	36,050		Term Loan, 2.726%, maturing July 03, 2015			41,439
EUR	801,232		Term Loan, 2.726%, maturing July 03, 2015			921,012
			TDF, S.A.	NR	NR
EUR	1,000,000		Term Loan, 3.403%, maturing January 30, 2015			1,219,542
EUR	1,000,000		Term Loan, 2.490%, maturing January 29, 2016			1,219,542
			UPC Financing Partnership	Ba3	B+
	$1,944,864		Term Loan, 2.031%, maturing December 31, 2014			1,841,947
	1,055,136		Term Loan, 3.781%, maturing December 31, 2016			1,022,603
EUR	4,268,168		Term Loan, 4.290%, maturing December 31, 2016			5,604,700

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
EUR	3,078,704		Term Loan, 4.540%, maturing December 31, 2017			$4,055,024
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	386,999		Term Loan, 3.809%, maturing September 03, 2012			585,220
GBP	196,779		Term Loan, 3.809%, maturing September 03, 2012			297,569
GBP	1,117,088		Term Loan, 3.889%, maturing September 03, 2012			1,689,258
GBP	1,344,879		Term Loan, 3.889%, maturing September 03, 2012			2,033,723
GBP	500,000	(5)	Term Loan, 3.809%, maturing September 03, 2012			760,505
GBP	500,000	(5)	Term Loan, 3.809%, maturing September 03, 2012			760,505
						29,422,347
Gaming: 4.2%
			Cannery Casino Resorts, LLC	B1	B+
	$610,216		Term Loan, 2.519%, maturing May 18, 2013			550,720
	504,496		Term Loan, 2.526%, maturing May 18, 2013			455,308
			CCM Merger, Inc.	B3	B+
	3,014,406		Term Loan, 8.500%, maturing July 13, 2012			2,833,541
		(2)	Fontainebleau Las Vegas, LLC	NR	NR
	633,333	(3)	Term Loan, 6.000%, maturing June 06, 2014			136,167
	1,266,667	(3)	Term Loan, 6.250%, maturing June 06, 2014			272,333
			Golden Nugget, Inc.	Caa3	CC
	1,834,127		Term Loan, 2.270%, maturing June 30, 2014			1,277,776
	1,044,142		Term Loan, 2.318%, maturing June 30, 2014			727,420
			Green Valley Ranch Gaming, LLC	Caa3	CCC+
	1,411,705		Term Loan, 3.068%, maturing February 16, 2014			995,252
			Green Valley Ranch Gaming, LLC	Ca	CC
	750,000		Term Loan, 3.879%, maturing August 16, 2014			168,750
			Harrahs Operating Company, Inc.	Caa1	B
	1,620,528		Term Loan, 3.504%, maturing January 28, 2015			1,311,109
	2,440,331	(5)	Term Loan, 3.504%, maturing January 28, 2015			1,978,025
	2,500,000		Term Loan, 3.506%, maturing January 28, 2015			2,022,853
			Isle of Capri Casinos, Inc.	B1	B+
	851,077		Term Loan, 2.348%, maturing November 25, 2013			799,880
	1,204,899		Term Loan, 2.011%, maturing July 26, 2014			1,132,417
	3,012,248		Term Loan, 2.348%, maturing July 26, 2014			2,831,043
			Las Vegas Sands, LLC	B3	B-
	6,272,000		Term Loan, 2.090%, maturing May 23, 2014			4,927,007
	1,584,000		Term Loan, 2.090%, maturing May 23, 2014			1,244,321

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Gaming: (continued)
		New World Gaming Partners, Ltd.	B3	CCC-
$706,563		Term Loan, 3.095%, maturing September 30, 2014			$504,014
3,488,542		Term Loan, 3.095%, maturing September 30, 2014			2,488,492
		Seminole Tribe of Florida	Baa3	BBB
16,531		Term Loan, 2.125%, maturing March 05, 2014			15,883
		VML US Finance, LLC	B3	B-
865,568		Term Loan, 2.850%, maturing May 25, 2012			796,787
2,562,813	(5)	Term Loan, 2.850%, maturing May 25, 2013			2,359,161
2,109,619	(5)	Term Loan, 2.850%, maturing May 25, 2013			1,941,980
					31,770,239
Healthcare, Education and Childcare: 17.6%
		Accellent, Inc.	B1	B+
2,908,120		Term Loan, 2.872%, maturing November 22, 2012			2,646,389
		AGA Medical Corporation	B1	BB-
1,632,209		Term Loan, 2.313%, maturing April 28, 2013			1,390,438
		Bausch & Lomb, Inc.	B1	BB-
404,858	(5)	Term Loan, 3.679%, maturing April 24, 2015			384,805
1,595,142	(5)	Term Loan, 3.679%, maturing April 24, 2015			1,516,133
		Biomet, Inc.	B1	BB-
5,994,924	(5)	Term Loan, 3.575%, maturing March 25, 2015			5,779,167
		Bright Horizons Family Solutions, Inc.	Ba3	BB-
465,882		Term Loan, 7.500%, maturing May 28, 2015			457,438
		Catalent Pharma Solutions	Ba3	BB-
6,446,222		Term Loan, 2.511%, maturing April 10, 2014			5,648,502
		CHG Medical Staffing, Inc.	Ba3	B+
1,515,000		Term Loan, 2.764%, maturing January 08, 2013			1,363,500
400,000		Term Loan, 3.100%, maturing January 08, 2013			348,000
		CHS/Community Health Systems, Inc.	Ba3	BB
1,825,546		Term Loan, 2.511%, maturing July 25, 2014			1,705,317
35,819,740		Term Loan, 2.612%, maturing July 25, 2014			33,460,688
		Concentra Operating Corporation	Ba3	B+
1,960,000		Term Loan, 2.850%, maturing June 25, 2014			1,783,600
		CRC Health Corporation	Ba3	BB-
923,717		Term Loan, 2.848%, maturing February 06, 2013			762,066
966,632		Term Loan, 2.848%, maturing February 06, 2013			797,471
		Education Management Corporation	B1	B+
4,136,011		Term Loan, 2.375%, maturing June 03, 2013			3,973,155
		Emdeon Business Services, LLC	B1	BB-
2,285,182		Term Loan, 2.461%, maturing November 16, 2013			2,219,483

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		EMSC, L.P.	Baa3	BB+
	$2,861,273	Term Loan, 2.276%, maturing February 10, 2012			$2,761,128
		Gambro	NR	NR
	646,459	Term Loan, 2.931%, maturing June 05, 2014			543,026
SEK	2,111,070	Term Loan, 3.146%, maturing June 05, 2014			248,970
SEK	2,146,343	Term Loan, 3.146%, maturing June 05, 2014			253,130
	$646,459	Term Loan, 3.431%, maturing June 05, 2015			543,026
SEK	2,111,070	Term Loan, 3.646%, maturing June 05, 2015			248,970
SEK	2,146,343	Term Loan, 3.646%, maturing June 05, 2015			253,130
		Harlan Sprague Dawley, Inc.	B2	BB-
	$2,467,500	Term Loan, 2.780%, maturing July 14, 2014			2,222,292
		Harrington Holdings, Inc.	B1	BB-
	2,398,833	Term Loan, 2.511%, maturing December 28, 2013			2,188,935
		HCA, Inc.	Ba3	BB
	18,073,817	Term Loan, 2.848%, maturing November 18, 2013			17,050,893
		Health Management Associates, Inc.	B1	BB-
	2,626,609	Term Loan, 2.348%, maturing February 28, 2014			2,474,759
		Iasis Healthcare, LLC	Ba2	B+
	144,841	Term Loan, 2.259%, maturing March 14, 2014			137,309
	537,722	Term Loan, 2.261%, maturing March 14, 2014			509,760
	1,553,861	Term Loan, 2.261%, maturing March 14, 2014			1,473,061
		IM US Holdings, LLC	Ba2	BB
	1,922,785	Term Loan, 2.403%, maturing June 26, 2014			1,832,414
		Life Technologies Corporation	Baa3	BBB-
	1,386,875	Term Loan, 5.250%, maturing November 20, 2015			1,404,211
		Multiplan, Inc.	B1	B+
	1,151,266	Term Loan, 2.813%, maturing April 12, 2013			1,093,703
		National Mentor, Inc.	B1	B+
	1,959,535	Term Loan, 2.600%, maturing June 29, 2013			1,734,189
	117,736	Term Loan, 5.570%, maturing June 29, 2013			104,196
		Nycomed	NR	NR
EUR	1,397,300	Term Loan, 3.370%, maturing December 29, 2014			1,854,594
EUR	54,917	Term Loan, 3.370%, maturing December 29, 2014			72,890
EUR	86,211	Term Loan, 3.370%, maturing December 29, 2014			114,426
EUR	535,383	Term Loan, 3.370%, maturing December 29, 2014			710,598
EUR	388,312	Term Loan, 3.370%, maturing December 29, 2014			515,395

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
EUR	388,312	Term Loan, 4.120%, maturing December 29, 2015			$515,395
EUR	535,383	Term Loan, 4.120%, maturing December 29, 2015			710,598
EUR	1,397,300	Term Loan, 4.120%, maturing December 29, 2015			1,854,594
EUR	86,211	Term Loan, 4.120%, maturing December 29, 2015			114,426
EUR	54,917	Term Loan, 4.120%, maturing December 29, 2015			72,890
		Orthofix International / Colgate Medical	B1	BB+
	$1,570,000	Term Loan, 7.184%, maturing September 22, 2013			1,556,263
		Quintiles Transnational Corporation	B1	BB
	2,923,331	Term Loan, 2.472%, maturing March 31, 2013			2,761,328
		Renal Advantage, Inc.	B1	B+
	3,218,933	Term Loan, 3.084%, maturing October 05, 2012			3,074,081
		Rural/Metro Operating Company, LLC	Ba2	BB-
	776,470	Term Loan, 3.776%, maturing March 04, 2011			764,823
	519,127	Term Loan, 3.790%, maturing March 04, 2011			511,340
		Sterigenics International, Inc.	B3	B+
	1,842,090	Term Loan, 2.880%, maturing November 21, 2013			1,713,143
		Sun Healthcare Group, Inc.	Ba2	B+
	217,241	Term Loan, 2.598%, maturing April 21, 2014			199,047
	932,272	Term Loan, 2.683%, maturing April 21, 2014			854,194
		Surgical Care Affiliates, LLC	Ba3	B
	2,940,000	Term Loan, 2.600%, maturing December 29, 2014			2,675,400
		Team Health, Inc.	B1	BB-
	2,011,098	Term Loan, 2.461%, maturing November 23, 2012			1,850,210
		United Surgical Partners International, Inc.	Ba3	B
	309,734	Term Loan, 2.270%, maturing April 19, 2014			288,053
	1,639,677	Term Loan, 2.384%, maturing April 19, 2014			1,524,900
		Vanguard Health Holdings Company II, LLC	Ba3	B+
	3,367,682	Term Loan, 2.511%, maturing September 23, 2011			3,298,924
		Viant Holdings, Inc.	Ba3	B+
	722,037	Term Loan, 2.850%, maturing June 25, 2014			707,596
		VWR International Inc.	B1	B+
EUR	2,500,000	Term Loan, 2.990%, maturing June 29, 2014			3,188,314
	$1,500,000	Term Loan, 2.761%, maturing June 30, 2014			1,394,375
					134,211,051

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Home & Office Furnishings: 0.9%
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	(3)	Term Loan, 3.213%, maturing October 19, 2014			$859,770
EUR	1,250,000	(3)	Term Loan, 3.713%, maturing October 19, 2015			859,770
			Hilding Anders	NR	NR
SEK	17,864,613		Term Loan, 3.493%, maturing March 31, 2015			1,224,825
EUR	324,872		Term Loan, 3.943%, maturing April 25, 2015			236,642
			National Bedding Company	B1	BB-
	$2,160,844		Term Loan, 2.313%, maturing February 28, 2013			1,962,766
			Springs Window Fashions, LLC	B2	B+
	2,307,406	(5)	Term Loan, 3.375%, maturing December 31, 2012			1,967,064
						7,110,837
Insurance: 2.0%
			AmWINS Group, Inc.	B2	B-
	1,960,000		Term Loan, 2.981%, maturing June 08, 2013			1,342,600
			Applied Systems Inc.	B1	B-
	1,253,414		Term Loan, 2.761%, maturing September 26, 2013			1,163,586
			Conseco, Inc.	Caa1	CCC
	6,083,852		Term Loan, 6.500%, maturing October 10, 2013			4,684,566
			Crawford & Company	B1	BB-
	1,821,003		Term Loan, 3.100%, maturing October 30, 2013			1,633,212
			Hub International, Ltd.	B2	B+
	450,992		Term Loan, 2.761%, maturing June 13, 2014			414,349
	2,006,448		Term Loan, 2.761%, maturing June 13, 2014			1,843,424
			Swett & Crawford	B3	B-
	2,541,500		Term Loan, 2.511%, maturing April 03, 2014			1,721,866
			USI Holdings Corporation	B2	B
	2,260,203		Term Loan, 3.350%, maturing May 05, 2014			1,988,978
						14,792,581
Leisure, Amusement, Entertainment: 4.8%
			24 Hour Fitness Worldwide, Inc.	Ba3	B+
	3,144,375		Term Loan, 2.930%, maturing June 08, 2012			2,767,050
			Alpha D2, Ltd.	NR	NR
	1,680,428		Term Loan, 2.511%, maturing December 31, 2013			1,431,965
	1,135,081		Term Loan, 2.511%, maturing December 31, 2013			967,252
			AMF Bowling Worldwide, Inc.	B1	B
	3,049,454		Term Loan, 3.127%, maturing June 08, 2013			2,546,294

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		Cedar Fair, L.P.	Ba3	BB-
	$1,428,807	Term Loan, 2.261%, maturing August 30, 2012			$1,379,691
	5,180,556	Term Loan, 4.261%, maturing August 30, 2014			5,054,280
		HIT Entertainment, Inc.	B1	B-
	1,940,892	Term Loan, 2.730%, maturing March 20, 2012			1,627,923
		Kerasotes Showplace Theater, LLC	B1	B-
	75,000	Revolver, 1.374%, maturing October 31, 2010			54,375
	280,539	Term Loan, 4.938%, maturing October 28, 2011			258,096
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	4,715,268	Term Loan, 3.511%, maturing April 08, 2012			2,665,602
	23,861,308	Term Loan, 3.511%, maturing April 08, 2012			13,489,107
		NEP II, Inc.	B1	B
	4,396,244	Term Loan, 2.511%, maturing February 16, 2014			4,121,479
					36,363,114
Lodging: 1.6%
		Audio Visual Services Corporation	NR	NR
	982,500	Term Loan, 2.850%, maturing February 28, 2014			618,975
		Hotel Del Coronado	B1	B+
	16,400,000	Term Loan, 2.039%, maturing January 15, 2011			11,152,000
					11,770,975
Machinery: 0.3%
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 2.740%, maturing December 23, 2014			1,153,941
EUR	1,145,833	Term Loan, 2.990%, maturing December 23, 2015			1,067,249
					2,221,190
Mining, Steel, Iron & Nonprecious Metals: 1.1%
		Continental Alloys & Services, Inc.	Caa2	CCC
	$464,442	Term Loan, 4.750%, maturing June 14, 2012			313,498
		Noranda Aluminum Acquisition Corporation	B2	D
	645,663	Term Loan, 2.268%, maturing May 18, 2014			477,790
		Novelis	Ba3	BB-
	1,225,000	Term Loan, 2.270%, maturing July 06, 2014			1,119,650
	2,695,052	Term Loan, 2.422%, maturing July 06, 2014			2,463,278
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	348,703	Term Loan, 2.261%, maturing May 08, 2014			324,730
	3,600,578	Term Loan, 2.397%, maturing May 08, 2014			3,353,038
					8,051,984

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
North American Cable: 12.2%
		Atlantic Broadband	B1	BB-
$69,570		Term Loan, 2.850%, maturing September 01, 2011			$69,135
1,870,772		Term Loan, 6.750%, maturing June 01, 2013			1,859,079
		Block Communications, Inc.	Ba1	BB
965,000		Term Loan, 2.598%, maturing December 22, 2011			839,550
		Bresnan Communications, LLC	B1	BB-
1,246,875		Term Loan, 2.519%, maturing September 29, 2013			1,204,014
2,743,125		Term Loan, 2.519%, maturing March 29, 2014			2,648,830
		Cequel Communications, LLC	B1	BB-
32,293,878		Term Loan, 2.276%, maturing November 05, 2013			30,648,925
		Cequel Communications, LLC	Caa1	B-
1,525,000		Term Loan, 4.781%, maturing May 05, 2014			1,387,750
	(2)	Charter Communications Operating, LLC	Ba2	D
10,983,512		Term Loan, 6.250%, maturing March 06, 2014			10,235,260
		CSC Holdings, Inc.	Baa3	BBB-
19,930,557		Term Loan, 2.023%, maturing March 29, 2013			19,339,755
		Insight Midwest Holdings, LLC	B1	B+
9,002,500		Term Loan, 2.280%, maturing April 07, 2014			8,653,653
		Knology, Inc.	B1	B
1,931,198		Term Loan, 2.511%, maturing June 30, 2012			1,844,294
		Mediacom Broadband, LLC	Ba3	BB-
8,191,965		Term Loan, 2.010%, maturing January 31, 2015			7,693,624
		San Juan Cable, LLC	B1	BB-
1,690,619		Term Loan, 2.030%, maturing October 31, 2012			1,525,783
		WideOpenWest Finance, LLC	B2	B-
5,818,750		Term Loan, 2.780%, maturing June 18, 2014			5,196,871
					93,146,523
Oil & Gas: 2.6%
		Alon USA	B1	BB
215,556		Term Loan, 2.511%, maturing June 22, 2013			177,833
1,724,444		Term Loan, 2.511%, maturing June 22, 2013			1,422,667
		CR Gas Storage	Ba3	BB-
95,715		Term Loan, 2.023%, maturing May 12, 2013			91,049
142,041		Term Loan, 2.024%, maturing May 12, 2013			135,117
1,327,099		Term Loan, 2.024%, maturing May 12, 2013			1,262,403
		Hercules Offshore, LLC	B2	B+
3,989,848		Term Loan, 7.581%, maturing July 11, 2013			3,690,609

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
			McJunkin Corporation	B2	B+
	$2,637,043		Term Loan, 3.511%, maturing January 31, 2014			$2,524,969
			MEG Energy	B1	BB+
	1,754,480		Term Loan, 2.600%, maturing April 03, 2013			1,638,246
	1,721,125		Term Loan, 2.600%, maturing April 03, 2013			1,607,101
			Pine Prairie Energy Center	B1	B-
	1,112,389		Term Loan, 4.250%, maturing December 31, 2013			1,111,694
			SG Resources Mississippi, LLC	B1	BB
	2,475,000		Term Loan, 2.136%, maturing April 02, 2014			2,252,250
			Targa Resources, Inc.	Ba3	B+
	2,803,412		Term Loan, 2.263%, maturing October 31, 2012			2,763,696
	1,039,832		Term Loan, 2.598%, maturing October 31, 2012			1,025,100
						19,702,734
Other Broadcasting and Entertainment: 1.1%
			Deluxe Entertainment Services Group, Inc.	Ba3	B-
	2,059,346		Term Loan, 2.654%, maturing May 11, 2013			1,853,412
	118,110		Term Loan, 2.848%, maturing May 11, 2013			106,299
	208,370		Term Loan, 2.848%, maturing May 11, 2013			187,533
			VNU	Ba3	B+
	2,435,058		Term Loan, 2.276%, maturing August 09, 2013			2,277,795
	3,996,490		Term Loan, 4.026%, maturing May 02, 2016			3,763,362
						8,188,401
Other Telecommunications: 2.5%
			Asurion Corporation	B1	B
	5,250,000		Term Loan, 3.278%, maturing July 03, 2014			5,032,482
			BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	1,683,863		Term Loan, 2.365%, maturing September 30, 2014			2,218,051
EUR	1,684,092		Term Loan, 2.615%, maturing September 30, 2015			2,218,352
			Cavalier Telephone	Caa2	B-
	$2,352,218		Term Loan, 9.500%, maturing December 31, 2012			1,387,809
			Consolidated Communications	B1	B+
	1,000,000		Term Loan, 2.770%, maturing December 31, 2014			907,500
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	2,839,932		Term Loan, 4.750%, maturing June 01, 2014			1,749,398
			Kentucky Data Link, Inc.	B1	B-
	2,694,719		Term Loan, 2.511%, maturing February 26, 2014			2,492,615
			One Communications	B2	B-
	2,093,053		Term Loan, 4.610%, maturing June 30, 2012			1,875,026

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower\Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
	PAETEC Holding Corporation	B1	B
$180,241	Term Loan, 2.761%, maturing February 28, 2013			$171,229
	U.S. Telepacific Corporation	B1	CCC
1,471,226	Term Loan, 4.615%, maturing August 04, 2011			1,243,186
				19,295,648
Personal & Nondurable Consumer Products: 2.4%
	Advantage Sales And Marketing	B1	B
2,799,659	Term Loan, 2.278%, maturing March 29, 2013			2,682,423
	Bushnell Performance Optics	Ba3	B-
1,690,355	Term Loan, 4.348%, maturing August 24, 2013			1,470,609
	Fender Musical Instruments Corporation	B2	B+
1,155,000	Term Loan, 2.540%, maturing June 09, 2014			935,550
2,286,667	Term Loan, 2.850%, maturing June 09, 2014			1,852,200
	Gibson Guitar Corporation	B2	B+
439,338	Term Loan, 2.848%, maturing December 29, 2013			386,618
	Huish Detergents, Inc.	Ba2	BB
1,653,595	Term Loan, 2.020%, maturing April 26, 2014			1,587,451
	Information Resources, Inc.	B1	B-
341,074	Term Loan, 2.145%, maturing May 16, 2014			322,315
	Jarden Corporation	B1	B+
4,608,130	Term Loan, 2.348%, maturing January 24, 2012			4,503,010
550,727	Term Loan, 2.348%, maturing January 24, 2012			538,163
	KIK Custom Products, Inc.	B3	CCC+
71,890	Term Loan, 2.520%, maturing June 02, 2014			54,756
419,360	Term Loan, 2.520%, maturing June 02, 2014			319,412
	Mega Bloks, Inc.	Caa3	CCC
960,000	Term Loan, 9.750%, maturing July 26, 2012			403,200
	Spectrum Brands, Inc.	NR	NR
44,301	Term Loan, 5.085%, maturing March 30, 2013			41,588
866,847	Term Loan, 6.250%, maturing March 30, 2013			813,752
	Yankee Candle Company, Inc.	Ba3	BB-
2,550,705	Term Loan, 2.270%, maturing February 06, 2014			2,378,532
				18,289,579
Personal, Food & Miscellaneous: 2.2%
	Acosta, Inc.	B1	B
3,907,429	Term Loan, 2.540%, maturing July 28, 2013			3,726,711
	Arbys Restaurant Group, Inc.	Ba2	BB
2,501,055	Term Loan, 7.250%, maturing July 25, 2012			2,514,343

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
		Culligan International Company	B2	B-
$976,226		Term Loan, 2.520%, maturing November 24, 2012			$676,850
		Dennys, Inc.	Ba2	BB
555,000		Term Loan, 2.384%, maturing March 31, 2012			532,800
583,261		Term Loan, 3.134%, maturing March 31, 2012			559,931
		N.E.W. Customer Services Companies, Inc.	B1	B+
3,069,750		Term Loan, 2.772%, maturing May 22, 2014			2,881,728
		OSI Restaurant Partners, Inc.	B3	B+
505,264	(5)	Term Loan, 2.855%, maturing June 14, 2013			403,474
5,683,503	(5)	Term Loan, 2.563%, maturing June 14, 2014			4,538,516
		Seminole Hard Rock Entertainment	B1	BB
750,000		Floating Rate Note, 3.129%, maturing March 15, 2014			570,000
					16,404,353
Printing & Publishing: 9.0%
		American Achievement Corporation	B1	B
295,182		Term Loan, 6.250%, maturing March 25, 2011			253,857
		Ascend Media Holdings, LLC	B3	B
920,046	(3)	Term Loan, 2.125%, maturing January 31, 2012			36,802
		Black Press, Ltd.	B1	B-
698,630		Term Loan, 2.372%, maturing August 02, 2013			286,438
1,150,685		Term Loan, 2.674%, maturing August 02, 2013			471,781
		Canwest Media, Inc.	Caa3	D
736,875		Term Loan, 0.000%, maturing July 13, 2014			397,913
		Caribe Information Investments, Inc.	B2	B
1,923,175	(5)	Term Loan, 2.525%, maturing March 31, 2013			1,173,137
		Cengage Learning, Inc.	B1	B+
2,044,444		Revolver, 1.784%, maturing July 05, 2013			1,776,111
7,065,874	(5)	Term Loan, 2.760%, maturing July 03, 2014			6,100,944
		Cenveo Corporation	Ba3	BB-
28,994		Term Loan, 5.109%, maturing June 21, 2013			28,185
1,794,046		Term Loan, 5.109%, maturing June 21, 2013			1,743,961
	(2)	Dex Media East, LLC	NR	D
3,000,000	(5)	Term Loan, 2.330%, maturing October 24, 2014			2,328,213
	(2)	Dex Media West, LLC	NR	D
4,956,064		Term Loan, 7.000%, maturing October 24, 2014			4,230,001
		Flint Group	NR	NR
353,279		Term Loan, 4.013%, maturing December 31, 2014			262,604

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
	$841,151		Term Loan, 4.013%, maturing December 31, 2014			$625,255
EUR	666,667		Term Loan, 3.945%, maturing May 29, 2015			711,699
	$2,333,333		Term Loan, 4.013%, maturing May 29, 2015			1,734,444
	1,277,104		Term Loan, 4.013%, maturing December 31, 2015			949,314
			Hanley Wood, LLC	B2	B-
	2,688,395		Term Loan, 2.525%, maturing March 08, 2014			1,164,970
		(2)	Idearc, Inc.	NR	D
	21,246,887	(3)	Term Loan, 6.250%, maturing November 17, 2014			9,897,501
			Intermedia Outdoor, Inc.	NR	NR
	1,608,750		Term Loan, 3.598%, maturing January 31, 2013			563,063
			Mediannuaire Holding	NR	NR
EUR	561,344		Term Loan, 2.772%, maturing October 10, 2014			530,890
EUR	561,189		Term Loan, 3.272%, maturing October 09, 2015			530,743
			Merrill Communications, LLC	B1	CCC
	$2,761,595		Term Loan, 8.500%, maturing December 24, 2012			2,043,580
			Nelson Canada	Ba3	B
	3,930,000		Term Loan, 3.098%, maturing July 05, 2014			3,144,000
			PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000		Term Loan, 2.022%, maturing November 22, 2013			990,527
			PBL Media	B1	B
AUD	24,331,191		Term Loan, 5.700%, maturing February 05, 2013			13,128,720
			Prism Business Media Holdings/ Penton Media, Inc.	Caa1	CCC
	$1,661,750		Term Loan, 2.726%, maturing February 01, 2013			1,129,990
		(2)	R.H. Donnelley Corporation	NR	D
	5,287,762	(5)	Term Loan, 2.473%, maturing June 30, 2011			4,365,709
		(2)	Readers Digest	NR	D
EUR	740,194	(3)	Term Loan, 3.274%, maturing March 02, 2014			434,871
	$3,923,027	(3)	Term Loan, 4.144%, maturing March 02, 2014			1,577,057
		(2)	Readers Digest	NR	NR
	600,000	(5)	Debtor in Possession Term Loan, 3.274%, maturing May 26, 2010			618,375
			Source Media, Inc.	B1	B
	2,734,832		Term Loan, 5.270%, maturing November 08, 2011			1,955,405
			Thomas Nelson Publishers	B1	B
	1,843,554		Term Loan, 8.394%, maturing June 12, 2012			1,249,008
		(2)	Tribune Company	NR	NR
	1,491,225	(3)	Term Loan, 5.250%, maturing June 04, 2014			631,906

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Yell Group, PLC	NR	NR
$2,000,000		Term Loan, 3.261%, maturing October 26, 2012			$1,440,000
					68,506,974
Radio and TV Broadcasting: 6.0%
		Citadel Broadcasting Corporation	Caa3	CCC
9,600,000		Term Loan, 2.341%, maturing June 12, 2014			5,517,600
		CMP KC, LLC	NR	NR
1,342,163		Term Loan, 6.250%, maturing May 03, 2011			127,505
		CMP Susquehanna Corporation	Caa3	CCC+
6,597,069		Term Loan, 2.313%, maturing May 05, 2013			4,156,154
		Cumulus Media, Inc.	Caa1	B
4,831,002		Term Loan, 4.273%, maturing June 11, 2014			3,526,631
		CW Media Holdings, Inc.	B3	B
2,701,875		Term Loan, 3.848%, maturing February 16, 2015			2,369,207
		Emmis Communication	Caa2	NR
1,151,789		Term Loan, 4.601%, maturing November 01, 2013			793,295
		FoxCo Acquisition, LLC	B2	B
1,119,571		Term Loan, 7.250%, maturing July 14, 2015			931,110
	(2)	ION Media Networks, Inc.	NR	NR
398,492		Debtor in Possession Term Loan, 10.167%, maturing May 29, 2010			581,798
4,500,000	(3)	Term Loan, 6.381%, maturing January 15, 2012			855,000
		Local TV Finance, LLC	B3	B-
2,842,000		Term Loan, 2.270%, maturing May 07, 2013			1,968,085
		Nexstar Broadcasting Group	B1	B+
2,214,190		Term Loan, 2.237%, maturing October 01, 2012			1,882,062
2,341,180		Term Loan, 2.348%, maturing October 01, 2012			1,990,003
		Nextmedia Operating, Inc.	Caa2	CCC+
407,563		Term Loan, 8.250%, maturing November 15, 2012			285,294
917,017		Term Loan, 8.250%, maturing November 15, 2012			641,912
		Regent Communications	Caa1	CCC
1,384,115		Term Loan, 6.000%, maturing November 21, 2013			943,506
		Spanish Broadcasting Systems	Caa3	CCC+
2,982,695		Term Loan, 2.350%, maturing June 11, 2012			1,908,925
		Univision Communications, Inc.	B2	B-
21,999,786		Term Loan, 2.511%, maturing September 29, 2014			17,387,685
					45,865,772
Retail Stores: 8.9%
		Amscan Holdings, Inc.	B1	B
1,466,250		Term Loan, 2.880%, maturing May 25, 2013			1,292,133

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
			CBR Fashion Holding	NR	NR
EUR	500,000		Term Loan, 2.615%, maturing April 20, 2015			$562,433
EUR	446,470		Term Loan, 2.865%, maturing April 19, 2016			502,219
			Claires Stores, Inc.	Caa2	B-
	$3,994,911	(5)	Term Loan, 3.114%, maturing May 29, 2014			2,636,641
			Dollar General Corporation	Ba3	BB-
	8,500,000		Term Loan, 3.125%, maturing July 07, 2014			8,311,113
			Dollarama Group, L.P.	Ba1	BB-
	2,210,517		Term Loan, 2.238%, maturing November 18, 2011			2,193,938
			General Nutrition Centers, Inc.	B1	B
	2,478,297		Term Loan, 2.724%, maturing September 16, 2013			2,295,523
			Guitar Center, Inc.	B3	B-
	4,937,500		Term Loan, 3.771%, maturing October 09, 2014			4,030,234
			Harbor Freight Tools USA, Inc.	B1	B+
	5,979,824		Term Loan, 9.750%, maturing February 12, 2013			5,920,026
			Michaels Stores, Inc.	B3	B
	4,583,127		Term Loan, 2.563%, maturing October 31, 2013			4,076,119
			Nebraska Book Company, Inc.	Ba3	B
	2,351,247		Term Loan, 9.250%, maturing March 04, 2011			2,339,491
			Neiman Marcus Group, Inc.	B3	BB-
	7,299,578		Term Loan, 2.493%, maturing April 06, 2013			6,050,832
			Oriental Trading Company, Inc.	Caa1	CCC
	1,348,323		Term Loan, 9.750%, maturing July 31, 2013			1,063,490
			Petco Animal Supplies, Inc.	B1	B+
	4,996,875		Term Loan, 2.709%, maturing October 25, 2013			4,812,615
			Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726		Term Loan, 3.042%, maturing September 22, 2014			1,423,707
GBP	1,545,301		Term Loan, 3.542%, maturing September 22, 2015			1,361,652
			Rite Aid	B3	B+
	$5,937,500		Term Loan, 2.027%, maturing June 04, 2014			5,152,016
	1,397,000		Term Loan, 6.000%, maturing June 04, 2014			1,322,494
	1,500,000	(5)	Term Loan, 9.500%, maturing June 10, 2015			1,560,000
			Sally Holding, LLC	B2	BB
	2,388,425		Term Loan, 5.413%, maturing November 16, 2013			2,284,359
			Toys "R" Us, Inc.	B1	BB-
	4,368,159		Term Loan, 4.518%, maturing July 19, 2012			4,198,111
			Vivarte	NR	NR
EUR	1,966,980		Term Loan, 2.522%, maturing March 09, 2015			2,194,267

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
EUR	1,966,980	Term Loan, 3.022%, maturing March 08, 2016			$2,194,267
					67,777,680
Satellite: 0.5%
		Intelsat Corporation	B1	BB-
	$1,377,379	Term Loan, 2.776%, maturing January 03, 2014			1,311,953
	1,376,959	Term Loan, 2.776%, maturing January 03, 2014			1,311,554
	1,376,959	Term Loan, 2.776%, maturing January 03, 2014			1,311,554
					3,935,061
Telecommunications Equipment: 1.5%
		CommScope, Inc.	Ba2	BB
	782,114	Term Loan, 3.098%, maturing December 26, 2014			766,228
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255	Term Loan, 2.536%, maturing March 10, 2014			5,998,496
		Sorenson Communications, Inc.	Ba2	B
	$4,443,813	Term Loan, 2.760%, maturing August 16, 2013			4,236,434
					11,001,158
Utilities: 7.2%
		Boston Generating, LLC	Caa2	CCC+
	256,593	Revolver, 2.848%, maturing December 20, 2013			189,638
	6,963,591	Term Loan, 2.589%, maturing December 20, 2013			5,146,532
	1,916,404	Term Loan, 2.723%, maturing December 20, 2013			1,416,343
		Calpine Corporation	B2	B+
	1,522,500	Revolver, 2.953%, maturing March 29, 2014			1,301,738
	6,441,307	Term Loan, 3.475%, maturing March 29, 2014			5,937,075
		Coleto Creek WLE, L.P.	B1	B+
	2,439,593	Term Loan, 3.253%, maturing June 28, 2013			2,210,881
	437,602	Term Loan, 3.348%, maturing June 28, 2013			396,577
		FirstLight Power Resources, Inc.	B1	B+
	2,635,312	Term Loan, 3.125%, maturing November 01, 2013			2,440,958
	906,823	Term Loan, 3.125%, maturing November 01, 2013			839,944
		FirstLight Power Resources, Inc.	B3	CCC+
	610,514	Term Loan, 5.125%, maturing May 01, 2014			485,359
		Infrastrux Group, Inc.	B2	B
	4,164,772	Term Loan, 4.511%, maturing November 05, 2012			3,727,471

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		MACH Gen, LLC	Ba3	BB-
	$444,571	Term Loan, 2.598%, maturing February 22, 2013			$415,674
		NRG Energy, Inc.	Baa3	BB+
	2,780,792	Term Loan, 2.252%, maturing February 01, 2013			2,633,535
	7,557,512	Term Loan, 2.348%, maturing February 01, 2013			7,157,304
		Texas Competitive Electric Holdings Company, LLC	B2	B+
	6,437,216	Term Loan, 3.761%, maturing October 10, 2014			4,895,734
	3,000,000	Term Loan, 3.776%, maturing October 10, 2014			2,276,250
	2,961,055	Term Loan, 3.776%, maturing October 10, 2014			2,258,421
	5,895,000	Term Loan, 3.776%, maturing October 10, 2014			4,496,164
		TPF Generation Holdings, LLC	Ba3	BB
	2,191,522	Term Loan, 2.261%, maturing December 15, 2013			2,085,077
	1,431,519	Term Loan, 2.598%, maturing December 15, 2013			1,361,989
		TPF Generation Holdings, LLC	B3	B+
	1,500,000	Term Loan, 4.511%, maturing December 15, 2014			1,272,500
		Viridian Group, PLC	NR	NR
EUR	1,072,386	Term Loan, 5.000%, maturing December 19, 2012			1,010,364
GBP	1,080,000	Term Loan, 5.045%, maturing December 19, 2012			1,154,276
					55,109,804
		Total Senior Loans (Cost $1,194,242,287)			1,026,089,841
Other Corporate Debt: 1.1%
	Automobile: 1.1%
		Navistar International Corporation	NR	BB-
	$2,066,667	Unsecured Term Loan, 3.517%, maturing January 19, 2012			1,935,779
	5,683,333	Unsecured Term Loan, 3.511%, maturing January 19, 2012			5,323,391
		Flextronics International, Ltd.	Ba1	BB+
	681,421	Unsecured Term Loan, 2.696%, maturing October 01, 2014			614,642
	195,340	Unsecured Term Loan, 2.759%, maturing October 01, 2014			176,196
		Total Other Corporate Debt (Cost $8,501,557)			8,050,008

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

Equities and Other Assets: 0.0%
		Description		Market Value USD
(1	), (@) , (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)		—
(@) , (R)		Block Vision Holdings Corporation (571 Common Shares)		—
(2	), (@) , (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)		—
(2	), (@) , (R)	Cedar Chemical (Liquidation Interest)		—
(@) , (R)		Decision One Corporation (1,545,989 Common Shares)		—
(2	), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)		—
(@) , (R)		EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4	), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		—
(2	), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(2	), (@) , (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2	), (@) , (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2	), (@) , (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@) , (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@) , (R)		Safelite Realty Corporation (57,804 Common Shares)		348,385
(1	), (@) , (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(2	), (@) , (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
		Total for Equities and Other Assets (Cost $1,169,622)		348,435
		Total Investments (Cost $1,203,913,466)**	135.9%	$1,034,488,284
		Other Assets and Liabilities - Net	(35.9)	(273,188,427)
		Net Assets	100.0%	$761,299,857

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  All or a portion of the trade is pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,205,044,775.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$4,226,743
Gross Unrealized Depreciation	(174,783,234)
Net Unrealized Depreciation	$(170,556,491)

Fair Value Measurements*

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Trust's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 08/31/2009
Asset Table Investments, at value
Senior Loans	$—	$1,014,901,039	$11,188,802	$1,026,089,841
Other Corporate Debt	—	8,050,008	—	8,050,008
Equities and Other Assets	—	—	348,435	348,435
Total	$—	$1,022,951,047	$11,537,237	$1,034,488,284
Other Financial Instruments+
Forward foreign currency contracts	—	304,088	—	304,088
Total	$—	$304,088	$—	$304,088
Liabilities Table Other Financial Instruments+ :
Forward foreign currency contracts	$—	$(1,107,094)	$—	$(1,107,094)
Total Liabilities	$—	$(1,107,094)	$—	$(1,107,094)

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Trust's assets and liabilities during the period ended August 31, 2009:

	Beginning Balance at 02/28/09	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)
Senior Loans	$24,595,232	$—	$—	$—	$(1,761,366)	$1,064,941
Equities and Other Assets	462,482	—	—	—	—	—
Total	$25,057,714	$—	$—	$—	$(1,761,366)	$1,064,941

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 08/31/09
Senior Loans	$(23,584,651)	$10,874,646	$—	$—	$11,188,802
Equities and Other Assets	—	(114,047)	—	—	348,435
Total	$(23,584,651)	$10,760,599	$—	$—	$11,537,237

As of August 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,638,877.

  *  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

At August 31, 2009 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Unrealized Value	Appreciation (Depreciation)
British Pound Sterling GBP 8,207,500	Buy	09/01/09	$13,314,042	$13,351,542	$37,500
			$13,314,042	$13,351,542	$37,500
Australian Dollar AUD 15,500,000	Sell	09/30/09	$12,809,820	$13,040,269	$(230,449)
British Pound Sterling GBP 8,207,500	Sell	09/01/09	13,523,498	13,351,542	171,956
British Pound Sterling GBP 8,207,500	Sell	09/30/09	13,313,057	13,350,623	(37,566)
British Pound Sterling GBP 25,697,500	Sell	10/30/09	4,274,706	4,225,192	49,514
British Pound Sterling GBP 650,000	Sell	10/30/09	1,062,653	1,057,315	5,338
EUR 5,310,000	Sell	09/30/09	7,435,062	7,609,213	(174,151)
Euro EUR 8,445,000	Sell	09/30/09	11,849,855	12,101,658	(251,803)
Euro EUR 500,000	Sell	09/30/09	705,220	716,498	(11,278)
Euro EUR 900,000	Sell	09/30/09	1,275,579	1,289,697	(14,118)
Euro EUR 1,590,000	Sell	09/30/09	2,294,147	2,278,465	15,682
Euro EUR 16,000,000	Sell	09/30/09	22,767,680	22,927,949	(160,269)
Euro EUR 990,000	Sell	10/30/09	1,427,075	1,418,652	8,423
Euro EUR 1,590,000	Sell	10/30/09	2,294,116	2,278,441	15,675
Euro EUR 520,000	Sell	10/30/09	735,925	745,151	(9,226)
Euro EUR 6,220,000	Sell	11/30/09	8,850,314	8,912,904	(62,590)
Sweden Kronor SEK 1,000,000	Sell	09/15/09	127,181	140,406	(13,225)
Sweden Kronor SEK 3,020,000	Sell	09/15/09	391,364	424,026	(32,662)
Sweden Kronor SEK 2,200,000	Sell	09/15/09	290,188	308,893	(18,705)
Sweden Kronor SEK 5,540,000	Sell	09/15/09	707,288	777,849	(70,561)
Sweden Kronor SEK 810,000	Sell	09/15/09	113,211	113,729	(518)
Sweden Kronor SEK 5,330,000	Sell	09/30/09	728,433	748,406	(19,973)
			$106,976,372	$107,816,878	$(840,506)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of ING Prime Rate Trust was held June 30, 2009, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:
ING Prime Rate Trust, Common Shares

1  To elect eight members of the Board of Trustees to represent the interests of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING Prime Rate Trust, Preferred Shares

2  To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares - Series M, T, W, TH and F of the Trust - until the election and qualification of their successors.

Results:

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Common Shares Trustees	Colleen D. Baldwin	119,395,599.305	5,379,073.994	0	124,774,673.299
	Patricia W. Chadwick	119,615,829.192	5,158,844.107	0	124,774,673.299
	Robert W. Crispin	119,598,761.327	5,175,911.972	0	124,774,673.299
	Peter S. Drotch	119,577,100.252	5,197,573.047	0	124,774,673.299
	J. Michael Earley	119,638,817.212	5,135,856.087	0	124,774,673.299
	Patrick W. Kenny	119,600,013.034	5,174,660.265	0	124,774,673.299
	Shaun P. Mathews	119,617,486.184	5,157,187.115	0	124,774,673.299
	Sheryl K. Pressler	119,614,588.829	5,160,084.470	0	124,774,673.299
Preferred Shares Trustees	John V. Boyer	4,858.900	270.100	0	5,129.000
	Roger B. Vincent	4,857.900	271.100	0	5,129.000

*  Proposals Passed

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, PNC will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by PNC when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2009 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 30, 2009	February 6, 2009	February 24, 2009

February 27, 2009	March 6, 2009	March 23, 2009

March 31, 2009	April 8, 2009	April 22, 2009

April 30, 2009	May 7, 2009	May 22, 2009

May 29, 2009	June 8, 2009	June 22, 2009

June 30, 2009	July 8, 2009	July 22, 2009

July 31, 2009	August 6, 2009	August 24, 2009

August 31, 2009	September 8, 2009	September 22, 2009

September 30, 2009	October 8, 2009	October 22, 2009

October 30, 2009	November 6, 2009	November 23, 2009

November 30, 2009	December 8, 2009	December 22, 2009

December 21, 2009	December 29, 2009	January 13, 2010

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2009 was 4,386 which does not include approximately 31,733 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on May 26, 2009 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRSAR-UPRT

(0809-102309)

ITEM 2.                          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                   CONTROLS AND PROCEDURES.

(a)                                 Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                   EXHIBITS.

(a)(1)                  The Code of Ethics is not required for the semi-annual filing.

(a)(2)                 A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                  Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 5, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 5, 2009